FAIR VALUE MEASUREMENTS (Tables) - 10K	3 Months Ended
Mar. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table presents, for each of the fair value hierarchy levels required under ASC 820, the Company’s liabilities that are measured at fair value on a recurring basis as of December 31, 2023:

	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liability	$—	$—	$3
The following table presents, for each of the fair value hierarchy levels required under ASC 820, the Company’s liabilities that are measured at fair value on a recurring basis at March 31, 2024:

	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liability	$—	$—	$1
Total liabilities	$—	$—	$1

Schedule of Activity for the Liability Measured at Estimated Fair Value Using Unobservable Inputs
The following table presents the changes is the fair value of the Level 3 liability:

Warrant Liability
Fair value as of December 31, 2022	$—
Fair value at April 21, 2023 (date of Merger)	185
Change in valuation	(182)
Balance as of December 31, 2023	$3
The following table presents the changes in the fair value of the Level 3 liability:

Warrant Liability
Fair value as of December 31, 2023	$3
Change in valuation	(2)
Fair value as of March 31, 2024	$1

Schedule of Fair Value Measurement Inputs and Valuation Techniques
The Black-Scholes valuation model was used to estimate the fair value of the warrants with the following assumptions:

December 31, 2023
Volatility	171.0%
Expected term in years	2.5
Dividend rate	0.0%
Risk-free interest rate	4.12%
The Black-Scholes option-pricing model was used to estimate the fair value of the Equity Warrants, the Exchange Warrants and the Advisor Warrants with the following weighted-average assumptions:

Volatility	167.6%
Expected term in years	1.69
Dividend rate	0.0%
Risk-free interest rate	4.37%
The Black-Scholes valuation model was used to estimate the fair value of the warrants with the following weighted-average assumptions:

	March 31, 2024	December 31, 2023
Volatility	211.9%	171.0%
Expected term in years	2.5	2.5
Dividend rate	0.0%	0.0%
Risk-free interest rate	4.50%	4.12%
The Black-Scholes option-pricing model was used to estimate the fair value of the Series B-1 Common and Series B-2 Common Warrants with the following weighted-average assumptions:

Volatility	156.3%
Expected term in years	1.63
Dividend rate	0.0%
Risk-free interest rate	4.65%